MINERAL PROPERTIES	12 Months Ended
Dec. 31, 2018
Investment property [abstract]
MINERAL PROPERTIES

	Titan	Chandgana Tal	Khavtgai Uul	Pulacayo Paca	Gibellini	Total
Balance, December 31, 2015	$-	$11,040,916	$3,139,891	$11,115,403	$-	$25,296,210
Additions:						-
Deferred exploration costs:						-
Licenses, power plant application	-	93,505	89,184	4,970	-	187,659
Geological and consulting	-	48,533	-	146,051	-	194,584
Personnel, camp and general	-	3,368	3,368	714,519	-	721,255
	-	145,406	92,552	865,540	-	1,103,498
Balance, December 31, 2016	$-	$11,186,322	$3,232,443	$11,980,943	$-	$26,399,708
Additions:
Acquisition cost	$96,200	$-	$-	$-	$58,790	$154,990
Deferred exploration costs:
Licenses, power plant application	-	27,190	242,766	-	74,876	344,832
Geological and consulting	-	39,362	-	102,592	272,620	414,574
Personnel, camp and general	-	2,492	2,492	726,015	84,070	815,069
	-	69,044	245,258	828,607	431,566	1,574,475
Impairment	(96,200)	(11,255,366)	(3,477,701)	-	-	(14,829,267)
Balance, December 31, 2017	$-	$-	$-	$12,809,550	$490,356	$13,299,906
Additions:
Acquisition cost	$-	$-	$-	$-	$425,605	$425,605
Deferred exploration costs:
Licenses, tax, and permits	-	1,271	261,168	-	387,149	649,588
Geological and consulting	-	-	-	51,112	1,509,587	1,560,699
Personnel, camp and general	-	20,590	3,741	847,538	831,023	1,702,892
	-	21,861	264,909	898,650	2,727,759	3,913,179
Impairment	-	(21,861)	(264,909)	(13,708,200)	-	(13,994,970)
Balance, December 31, 2018	$-	$-	$-	$-	$3,643,720	$3,643,720

Gibellini Project, Nevada, United States

Gibellini Project

The Gibellini Project consists of a total of 354 unpatented lode mining claims that include: the Gibellini group of 40 claims, the VC Exploration group of 105 claims, and the Prophecy group of 209 claims. All the claims are located in Eureka County, Nevada, USA.

Gibellini Group

The Gibellini group of claims was acquired on June 22, 2017, through lease from the claimant (the “Gibellini Lessor”) and includes an area of approximately 771 acres. Under the Gibellini Mineral Lease Agreement (the “Gibellini MLA”) Prophecy leased the Gibellini group of claims which originally constituted the Gibellini Project by among other things, agreeing to pay to the Gibellini Lessor, US$35,000 (paid), annual advance royalty payments which will be tied, based on an agreed formula (not to exceed US$120,000 per year), to the average vanadium pentoxide price of the prior year. Upon commencement of production, Prophecy will maintain its acquisition through lease of the Gibellini group of claims by paying to the Gibellini Lessor, a 2.5% NSR until a total of US$3,000,000 is paid. Thereafter, the NSR will be reduced to 2% over the remaining life of the mine (and referred to thereafter, as “production royalty payments”). All advance royalty payments made, will be deducted as credits against future production royalty payments. The lease is for a term of 10 years, which can be extended for an additional 10 years at Prophecy’s option.

On April 23, 2018, the Company announced an amendment to the Gibellini MLA, whereby Prophecy has been granted the right to cause the Gibellini Lessor of the Gibellini mineral claims to transfer their title to the claims to Prophecy. With the amendment, Prophecy will have the option to, at any time during the term of the Gibellini MLA, require the Gibellini Lessor to transfer title over all of the leased, unpatented lode mining claims (excluding four claims which will be retained by the Gibellini Lessor (the “Transferred Claims”) to Prophecy in exchange for US$1,000,000, to be paid as an advance royalty payment (the “Transfer Payment”). A credit of US$99,027 in favour of Prophecy towards the Transfer Payment is already paid upon signing of the amendment, with the remaining US$900,973 portion of the Transfer Payment due and payable by Prophecy to the Gibellini Lessor upon completion of transfer of the Transferred Claims from the Gibellini Lessor to Prophecy. The advance royalty obligation and production royalty will not be affected, reduced or relieved by the transfer of title.

On June 22, 2018, the Company paid US$101,943 of the annual royalty payment to the Gibellini Lessor.

VC Exploration Group

On July 13, 2017, the Company acquired (through lease under the mineral lease agreement “Louie Hill MLA”) from the holders (the “Former Louie Hill Lessors”) 10 unpatented lode claims totaling approximately 207 acres that comprised the Louie Hill group of claims located approximately 500 metres south of the Gibellini group of claims. These claims were subsequently abandoned by the holders, and on March 11, 2018 and March 12, 2018, the Company’s wholly owned US subsidiaries, Vanadium Gibellini Company LLC and VC Exploration (US) Inc., staked the area within and under 17 new claims totaling approximately 340 gross acres which now collectively comprise the expanded Louie Hill group of claims.

Under the Louie Hill MLA, the Company is required to make payments as follows: cash payment of US$10,000 (paid), annual advance royalty payments which will be tied, based on an agreed formula (not to exceed US$28,000 per year), to the average vanadium pentoxide price for the prior year. Upon commencement of production, Prophecy will pay to the Former Louie Hill Lessors, a 2.5% NSR of which, 1.5% of the NSR may be purchased at any time by Prophecy for US$1,000,000, leaving the total NSR to be reduced to 1% over the remaining life of the mine (and referred to thereafter, as “production royalty payments”). All advance royalty payments made, will be deducted as credits against future production royalty payments. The lease will be for a term of 10 years, which can be extended for an additional 10 years at Prophecy’s option.

On October 22, 2018, the Company and Former Louie Hill Lessors entered into a royalty agreement (the “Royalty Agreement”) that terminated the Louie Hill MLA and provides for the Company to pay the following royalties to the Former Louie Hill Lessors  as an advance royalty: (i) US$75,000 upon the Company achieving Commercial Production (as defined in the Royalty Agreement) at its Gibellini Project; (ii) US$50,000 upon the Company selling, conveying, transferring or assigning all or any portion of certain claims defined in the Royalty Agreement to any third party and (iii) annually upon the anniversary date of July 10, 2018 and the like day thereafter during the term of the Royalty Agreement: (a) if the average vanadium pentoxide price per pound as quoted on www.metalbulletin.com (the “Metal Bulletin”) or another reliable and reputable industry source as agreed by the parties, remains below US$7.00/lb during the preceding 12 months, US$12,500; or (b) if the average vanadium pentoxide price per pound as quoted on Metal Bulletin or another reliable and reputable industry source as agreed by the parties, remains equal to or above US$7.00/lb during the preceding 12 months, US$2,000 x average vanadium pentoxide price per pound up to a maximum annual advance royalty payment of US$28,000. Further, the Company will pay to the Former Louie Hill Lessors  a production royalty of 2.5% of the net smelter returns of vanadium produced from the royalty area and sold. Prophecy has an option to purchase 1.5% of the 2.5% of the production royalty from the Former Louie Hill Lessors  for US$1,000,000.

On February 15, 2018, the Company acquired 105 unpatented lode mining claims located adjacent to its Gibellini Project through the acquisition of 1104002 B.C. Ltd. and its Nevada subsidiary VC Exploration (US) Inc. (“VC Exploration”) by paying a total of $335,661 in cash and issuing 500,000 Share purchase warrants (valued at

$89,944) to arm’s-length, private parties. Each warrant entitles the holder upon exercise, to acquire one Share of the Company at a price of $0.50 per Share until February 15, 2021. The acquisition of the VC Exploration has been accounted for as an asset acquisition as their activities at the time of the acquisition consisted of mineral claims only.

Prophecy Group

During 2017 and 2018, the Company expanded the land position at the Gibellini Project, by staking a total of 209 new claims immediately adjacent to the Gibellini Project covering 4091 acres.

Impairment of Pulacayo Paca Property, Bolivia

The Pulacayo property, a silver-lead-zinc project located in southwestern Bolivia, was acquired on January 2, 2015 through the acquisition of 100% of Apogee’s interest in ASC Holdings Limited and ASC Bolivia LDC, which together, hold ASC Bolivia LDC Sucursal Bolivia (“ASC”), which in turn, holds a joint venture interest in the Pulacayo Project.

ASC controls the mining rights to the Pulacayo Project through a joint venture agreement entered into between itself and the Pulacayo Ltda. Mining Cooperative on July 30, 2002 (the “ASC Joint Venture”). The ASC Joint Venture has a term of 23 years which commenced the day the ASC Joint Venture was entered into. Pursuant to the ASC Joint Venture, ASC is committed to pay monthly rent of US$1,000 to the state-owned Mining Corporation of Bolivia, COMIBOL and US$1,500 monthly rent to the Pulacayo Ltda. Mining Cooperative until the Pulacayo Project starts commercial production.

During the year ended December 31, 2018, the Company determined there were several indicators of potential impairment of the carrying value of the Pulacayo Paca property. The indicators of potential impairment were as follows:

(i)	change in the Company’s primary focus to the Gibellini Project;

(ii)	management’s decision to suspend further exploration activities; and

(iii)	no positive decision from the Bolivian Government to grant mining production contract to develop the project.

As result, in accordance with IFRS 6, Exploration for and Evaluation of Mineral Resources and IAS 36, Impairment of Assets, at December 31, 2018, the Company assessed the recoverable amount of the Pulacayo Paca property exploration costs and determined that its value in use is $nil. As at December 31, 2018, the recoverable amount of $nil resulted in an impairment charge of $13,708,200 against the value of the deferred exploration costs, which was reflected on the consolidated statement of operations.

Previously Impaired Properties

Chandgana Properties, Mongolia

Chandgana Tal

In March 2006, the Company acquired a 100% interest in the Chandgana Tal property, a coal exploration property consisting of two exploration licenses located in the northeast part of the Nyalga coal basin, approximately 290 kilometers east of Ulaanbaatar, Mongolia.

In March 2011, the Company obtained a mine permit from Ministry of Mineral Resources and Energy for the Chandgana Tal coal project.

Khavtgai Uul Property, Mongolia

In 2007, the Company acquired a 100% interest in the Chandgana Khavtgai property, a coal exploration property consisting of one license located in the northeast part of the Nyalga coal basin.

Impairment of Chandgana Properties

During the year ended December 31, 2017, the Company determined there were several indicators of potential impairment of the carrying value of the Chandgana Tal and Khavtgai Uul properties. The indicators of potential impairment were as follows:

(iv)	decreased coal demand from local customers;

(v)	no positive decision from the Mongolian Government to construct the Chandgana Power Plant;

(vi)	management’s decision to suspend further exploration activities; and

(vii)	change in the Company primary focus to Gibellini Project.

As result, in accordance with IFRS 6, Exploration for and Evaluation of Mineral Resources and IAS 36, Impairment of Assets, at December 31, 2017, the Company assessed the recoverable amount of the Chandgana Properties deferred exploration costs and determined that its value in use is $nil. As at December 31, 2017, the recoverable amount of $nil resulted in an impairment charge of $14,733,067 against the value of the deferred exploration costs, which was reflected on the consolidated statement of operations. As at and for the year ended December 31, 2018, there were no changes to the impairment assessment and accordingly all costs incurred during the year ended December 31, 2018, were written off.

Titan Property, Ontario, Canada

The Company has a 100% interest in the Titan property, a vanadium-titanium-iron project located in Ontario, Canada. In January 2010, the Company entered into an option agreement with Randsburg International Gold Corp. (“Randsburg”) whereby Prophecy Resource Corp. had the right to acquire an 80% interest in the Titan property by paying Randsburg an aggregate of $500,000 (paid), and by incurring exploration expenditures of $200,000 by December 31, 2010. Pursuant to the option agreement, Randsburg has the option to sell the remaining 20% interest in the Titan property to the Company for $150,000 cash or 400,000 Shares of the Company.

At December 31, 2014, due to market conditions, the Company impaired the value of the property to $nil. On February 10, 2017, the Company negotiated with Randsburg to acquire the remaining 20% title interest of Randsburg in the Titan project by issuing to Randsburg 20,000 Shares at a value of $4.81 per Share. As there were no benchmark or market changes from January 1, 2015 to December 31, 2018, the impaired value of $nil for Titan property remains unchanged.

Therefore, the Company recorded an impairment loss of $96,200 on the acquisition of the remaining title interest in Titan which was reflected on the consolidated statement of operations and comprehensive loss during the year ended December 31, 2017.

Okeover Property, British Columbia, Canada

The Company had a 60% interest in the Okeover property, a copper-molybdenum project in the Vancouver Mining Division of southwestern British Columbia, Canada.

At December 31, 2014, due to market conditions and the difficulty to raise additional financing, as well as Prophecy’s inactivity on the Okeover property in recent years, the Company impaired the value to $nil.

On September 22, 2016, the Company sold its 60% interest in the Okeover property to Lorraine Copper Corp. (“Lorraine”). Under the terms of the agreement, Lorraine issued 220,000 common shares of Lorraine (valued at $0.80/share) to Prophecy and assumed Prophecy’s $19,079 payment obligation to Eastfield Resources Ltd. under such parties’ existing joint venture agreement. Prophecy will additionally be entitled to receive 30% of any payments or proceeds resulting from third party agreements related to the project entered into within five years, which payments shall be limited to a maximum amount payable to Prophecy, of $1,000,000. Upon completion of the sale, the Company recorded a mineral property recovery of $195,079 in the statement of operations.